Significant Accounting Policies - Estimated Useful Lives for Significant Property and Equipment (Details)	12 Months Ended
Dec. 31, 2012
Purchased software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years